Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions

Waste Management Retirement Savings Plan

Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions

EIN: 73 1309529 Plan: 001

Year Ended

December 31, 2025

Total that Constitute Nonexempt Prohibited Transactions
	Participant Contributions			Contributions	Total Fully
	Transferred Late to Plan		Contributions	Pending	Corrected
	Check here if Late Participant	Contributions	Corrected	Correction	Under VFCP and
Year	Loan Repayments are included: ☐	Not Corrected	Outside VFCP	in VFCP	PTE 2001-51
2024	$383,767	$—	$383,767	$—	$—